[AIM LOGO APPEARS HERE]         Dear Shareholder:

              [PHOTO of         For the most part, the six-month period covered
          Charles T. Bauer,     by this report on the Treasury TaxAdvantage
          Chairman of the       Portfolio of Short-Term Investments Trust was
LETTER   Board of the Fund      marked by relative stability in short-term
TO OUR     APPEARS HERE]        financial markets. The markets expected that
SHAREHOLDERS                    Federal Reserve Board policy would be unchanged
               because of prevailing evidence of an economy growing at a sustainable, noninflationary rate.
                 Only during the last week of February 1997 did short-term rates move significantly, rising as markets began to anticipate higher short-term interest rates. That change in market sentiment occurred primarily in response to statements by Fed Chairman Alan Greenspan. In his semiannual testimony before Congress, Greenspan spoke of the Open Market Committee's being on "heightened" alert to the possibility of future inflation. Greenspan's concern focused on the continued dramatic rise in equity markets and on evidence that a strong job market could ignite inflationary wage pressures.

               YOUR INVESTMENT PORTFOLIO

               Because of its relatively short average maturity, Treasury TaxAdvantage Portfolio was able to take advantage of these higher rates to improve the Fund's performance. The weighted average maturity of the Portfolio was extended slightly, to 52 days at the close of the reporting period.
                 The Treasury TaxAdvantage Portfolio continued to practice its strict investment discipline, purchasing only direct obligations of the U.S. Treasury. The portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. This investment strategy is intended to provide shareholders with dividends exempt from state and local income tax.
                 Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal if held to maturity. As with any money market fund, an investment in Treasury TaxAdvantage Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.
                 As of February 28, 1997, the Institutional Class of the
               Portfolio offered competitive yields: Its average monthly yield was 4.93%, compared to 4.94% for IBC Money Fund Averages(TM)-Government Only/Institutions Only. Its seven-day yield was 4.95%, compared to 4.98% for IBC Money Fund Averages(TM)-Government Only/Institutions Only.
                 The Portfolio continues to hold the highest credit quality ratings given by two widely known credit-rating agencies: AAAm-G from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                 Net assets of the Institutional Class stood at $340.7 million as of February 28, 1997.

                                                                     (continued)

               OUTLOOK FOR THE FUTURE

               As the reporting period drew to a close, there was uncertainty concerning the movement of interest rates. As mentioned above, Fed Chairman Greenspan had told Congress the central bank was vigilant about "potentially inflationary expansion." On the other hand, information and data prepared in advance of the Open Market Committee's March meeting reported temperate price pressures in both the retail and manufacturing sectors, and described the economy as expanding at "a relatively moderate pace."
                 While this made an imminent interest rate hike seem unlikely, it left markets alert to the possibility of a Fed tightening in the near term. Treasury TaxAdvantage Portfolio management will remain cautionary and will continue to manage the portfolio to provide the maximum flexibility possible to respond to changes in the short-term interest rate environment.
                 The prudence of that cautionary stance became evident on March
               25, 1997, after the close of the reporting period. The Federal Reserve Board's Open Market Committee raised the target federal funds rate 25 basis points, a step that, by then, had become widely anticipated.

               AIM/INVESCO MERGER FINALIZED

                 We are pleased to announce that the merger of A I M Management
               Group Inc. and INVESCO plc was concluded on February 28, 1997. AIM is now part of one of the world's largest independent investment management groups with approximately $160 billion in assets under management.
                 The merger creates a company with the financial strength
               necessary to meet your needs in an increasingly competitive financial services environment, both in the United States and worldwide. Though now under one holding company, AIM and INVESCO will continue to operate as separate entities. Therefore, this merger will not change the portfolio management, investment style, or name of any of the AIM funds you own. The merger's completion begins a new and promising era for AIM, one we believe will yield exciting opportunities.
                 We are pleased to send you this report concerning your
               investment. AIM is committed to customer service and to the primary goals of safety, liquidity and yield in institutional fund management. We are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,

               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

                       The annual shareholder meeting of
                Short-Term Investments Trust and the Treasury
                TaxAdvantage Portfolio was held on February 7,
               1997. For details of the business transacted at
                    that meeting, please see Note 2 to the
                     Financial Statements in this report.

AVERAGE MONTHLY YIELD COMPARISON
As of 2/28/97 (Yields are average monthly yields for the month-ends shown)

                               Short-Term Investments Trust
                             Treasury TaxAdvantage Portfolio                    IBC Money Fund Averages(TM)-
                                   Institutional Class                       Government Only/Institutions Only
 9/96                                   5.03%                                                 4.94%
10/96                                   5.00                                                  4.92
11/96                                   4.98                                                  4.98
12/96                                   4.96                                                  4.97
 1/97                                   4.94                                                  4.96
 2/97                                   4.94                                                  4.93

WEIGHTED AVERAGE MATURITY COMPARISON
6 months ended 2/28/97

                               Short-Term Investments Trust
                             Treasury TaxAdvantage Portfolio                    IBC Money Fund Averages(TM)-
                                   Institutional Class                       Government Only/Institutions Only
 9/96                                   53 Days                                            44 Days
10/96                                   57                                                 44
11/96                                   47                                                 44
12/96                                   57                                                 46
 1/97                                   49                                                 42
 2/97                                   52                                                 45

Source: IBC Financial Data, Inc. IBC Money Fund Report--Registered Trademark-- for weighted average maturities; IBC Money Fund Insight--Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS
February 28, 1997
(Unaudited)

                                            PAR
                                 MATURITY  (000)     VALUE
U.S. TREASURY SECURITIES

U.S. TREASURY BILLS(a) - 80.07%

4.855%                           03/27/97 $14,325 $14,274,771
-------------------------------------------------------------
4.97%                            03/27/97  23,000  22,917,443
-------------------------------------------------------------
4.90%                            04/03/97  20,000  19,910,167
-------------------------------------------------------------
4.945%                           04/03/97   7,280   7,247,000
-------------------------------------------------------------
4.98%                            04/03/97   2,920   2,906,670
-------------------------------------------------------------
5.015%                           04/03/97   4,900   4,877,474
-------------------------------------------------------------
5.025%                           04/03/97   3,500   3,483,878
-------------------------------------------------------------
4.985%                           04/10/97  28,230  28,073,637
-------------------------------------------------------------
5.02%                            04/10/97  14,465  14,384,318
-------------------------------------------------------------
5.15%                            04/17/97  30,000  29,806,875
-------------------------------------------------------------
4.93%                            04/24/97   3,715   3,687,528
-------------------------------------------------------------
4.955%                           04/24/97   5,050   5,012,466
-------------------------------------------------------------
4.96%                            04/24/97  13,400  13,300,304
-------------------------------------------------------------
4.975%                           04/24/97   2,150   2,133,956
-------------------------------------------------------------
4.98%                            04/24/97     700     694,771
-------------------------------------------------------------
5.01%                            04/24/97   1,700   1,687,224
-------------------------------------------------------------
5.015%                           04/24/97   2,780   2,759,087
-------------------------------------------------------------
5.02%                            04/24/97   3,755   3,726,725
-------------------------------------------------------------
4.90%                            05/08/97  37,230  36,885,416
-------------------------------------------------------------
4.94%                            05/22/97   1,270   1,255,710
-------------------------------------------------------------
4.96%                            05/22/97   7,000   6,920,916
-------------------------------------------------------------
5.015%                           05/22/97   6,330   6,257,692
-------------------------------------------------------------
5.03%                            05/22/97  32,000  31,633,368
-------------------------------------------------------------
4.95%                            05/29/97   4,510   4,454,809
-------------------------------------------------------------
4.97%                            05/29/97  11,470  11,329,069
-------------------------------------------------------------
5.025%                           05/29/97  25,000  24,689,427
-------------------------------------------------------------
5.05%                            06/05/97   9,880   9,746,949
-------------------------------------------------------------
                                                  314,057,650
-------------------------------------------------------------

                                                     PAR
                                          MATURITY  (000)     VALUE
U.S. TREASURY SECURITIES - (continued)

U.S. TREASURY NOTES - 19.57%

6.50%                                     04/30/97 $14,500 $ 14,529,167
--------------------------------------------------------------------------
6.875%                                    04/30/97  25,000   25,064,808
--------------------------------------------------------------------------
6.50%                                     05/15/97  12,000   12,030,185
--------------------------------------------------------------------------
8.50%                                     05/15/97  25,000   25,156,344
--------------------------------------------------------------------------
                                                             76,780,504
--------------------------------------------------------------------------
   Total U.S. Treasury Securities                           390,838,154
--------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.64%                              390,838,154(b)
--------------------------------------------------------------------------
   OTHER ASSETS LESS LIABILITIES -- 0.36%                     1,409,511
--------------------------------------------------------------------------
   NET ASSETS -- 100.00%                                   $392,247,665
==========================================================================

(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 1997
(Unaudited)


ASSETS:
Investments, at value (amortized cost)                    $390,838,154
----------------------------------------------------------------------
Cash                                                             1,022
----------------------------------------------------------------------
Receivables for:
 Interest                                                    1,726,158
----------------------------------------------------------------------
 Investments sold                                           31,089,227
----------------------------------------------------------------------
Investment for deferred compensation plan                       16,470
----------------------------------------------------------------------
Other assets                                                    19,158
----------------------------------------------------------------------
  Total assets                                             423,690,189
----------------------------------------------------------------------

LIABILITIES:

PAYABLES FOR:
 Investments purchased                                      29,806,875
----------------------------------------------------------------------
 Dividends                                                   1,493,788
----------------------------------------------------------------------
 Deferred compensation                                          16,470
----------------------------------------------------------------------
Accrued advisory fees                                           49,219
----------------------------------------------------------------------
Accrued distribution fees                                       10,845
----------------------------------------------------------------------
Accrued transfer agent fees                                      3,038
----------------------------------------------------------------------
Accrued trustees' fees                                           3,767
----------------------------------------------------------------------
Accrued administrative services fees                             4,801
----------------------------------------------------------------------
Accrued operating expenses                                      53,721
----------------------------------------------------------------------
  Total liabilities                                         31,442,524
----------------------------------------------------------------------

NET ASSETS                                                $392,247,665

======================================================================

NET ASSETS:

Institutional Class                                       $340,737,295
======================================================================
Private Investment Class                                  $ 51,510,370
======================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        340,598,771
======================================================================
Private Investment Class                                    51,489,620
======================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $       1.00
======================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the six months ended February 28, 1997
(Unaudited)

INVESTMENT INCOME:

Interest income                                       $10,956,325
------------------------------------------------------------------

EXPENSES:

Advisory fees                                             385,791
------------------------------------------------------------------
Custodian fees                                             19,933
------------------------------------------------------------------
Administrative services fees                               29,067
------------------------------------------------------------------
Trustees' fees and expenses                                 5,240
------------------------------------------------------------------
Transfer agent fees                                        19,335
------------------------------------------------------------------
Distribution fees (Note 2)                                137,604
------------------------------------------------------------------
Other                                                      29,216
------------------------------------------------------------------
  Total expenses                                          626,186
------------------------------------------------------------------
Less fee waivers and expense reimbursements              (133,374)
------------------------------------------------------------------
  Net expenses                                            492,812
------------------------------------------------------------------
Net investment income                                  10,463,513
------------------------------------------------------------------
Net realized gain on sales of investments                  35,341
------------------------------------------------------------------
Net increase in net assets resulting from operations  $10,498,854
==================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended February 28, 1997 and the year ended August 31, 1996 (Unaudited)

                                                   FEBRUARY 28,   AUGUST 31,
                                                       1997          1996
                                                   ------------  ------------
OPERATIONS:

 Net investment income                             $ 10,463,513  $ 22,487,304
------------------------------------------------------------------------------
 Net realized gain on sales of investments               35,341        55,902
------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                        10,498,854    22,543,206
------------------------------------------------------------------------------
Distributions to shareholders from net investment
 income                                             (10,463,513)  (22,487,304)
------------------------------------------------------------------------------
Share transactions-net                              (64,983,826)   57,341,150
------------------------------------------------------------------------------
  Net increase (decrease) in net assets             (64,948,485)   57,397,052
------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                               457,196,150   399,799,098
------------------------------------------------------------------------------
  End of period                                    $392,247,665  $457,196,150
==============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest                    $392,088,391  $457,072,217
------------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                          159,274       123,933
------------------------------------------------------------------------------
                                                   $392,247,665  $457,196,150
==============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
February 28, 1997
(Unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio, with the assets, liabilities and operations of each portfolio accounted for separately. Information presented in these financial statements pertains only to the Treasury TaxAdvantage Portfolio (the "Portfolio"). The Portfolio consists of two different classes of shares: the Institutional Class and the Private Investment Class. Matters affecting each class are voted on exclusively by such shareholders. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of these financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated between the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $250 million                 0.20%
----------------------------------------
Over $250 million to $500 million  0.15%
----------------------------------------
Over $500 million                  0.10%
----------------------------------------

 During the six months ended February 28, 1997, AIM voluntarily waived advisory fees of $59,772 on the Portfolio and assumed expenses of $4,800.
 The Fund has entered into a master distribution agreement with Fund Management Company ("FMC") for the distribution of shares of the Institutional Class and the Private Investment Class. The Company has also adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class. The Plan provides that the Private Investment Class may pay up to a 0.50% maximum annual rate of the Private Investment Class' average daily net assets. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Portfolio may pay a service fee of 0.25% of the average daily net assets of the Private Investment Class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to the Private Investment Class. During the six months ended February 28, 1997, the Private Investment Class paid $68,802 as compensation under the Plan. FMC also waived fees of $68,802 for the same period.
 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the six months ended February 28, 1997, the Portfolio reimbursed AIM $29,067 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay AIM Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the six months ended February 28, 1997, the Portfolio paid $19,335 for such services.
 Certain officers and trustees of the Fund are officers and directors of AIM, FMC and AIFS.
 The Portfolio paid legal fees of $3,192 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

Shareholders' Meeting

An annual meeting of shareholders of the Fund was held on February 7, 1997 (the "Meeting"). The following four items were approved by the 3,503,994,903 shares of the Fund represented at the Meeting, with the following vote totals cast with respect to each item:
  (1) ELECTION OF TRUSTEES. At the Meeting, Messrs. Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar were reelected to the Board of Trustees of the Fund. 3,503,994,903 shares of the Fund voted for each of the trustees, respectively, and no shares of the Fund withheld authority, respectively.
  (2) RATIFICATION OF INDEPENDENT ACCOUNTANTS. 3,503,994,903 shares of the
  Fund voted for the ratification of the appointment of KPMG Peat Marwick LLP as independent accountants for the Fund for the Fund's fiscal year ending August 31, 1997. No shares of the Fund voted against the ratification of the accountants and no shares of the Fund abstained.
  (3) APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT. At the Meeting, shareholders of the Portfolio were asked to approve a new Investment
  Advisory Agreement (the "Agreement") between the Fund and A I M Advisors, Inc. 260,840,561 shares of the Portfolio voted to approve the Agreement. No shares of the Portfolio voted against the Agreement and no shares of the Portfolio abstained.
  (4) ELIMINATION OF THE FUNDAMENTAL INVESTMENT POLICY PROHIBITING OR RESTRICTING INVESTMENTS IN OTHER INVESTMENT COMPANIES. 260,840,561 shares of the Portfolio voted for the elimination of the fundamental investment policy. No shares of the Portfolio voted against the elimination of the fundamental investment policy and no shares of the Portfolio abstained.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding for the six months ended February 28, 1997, and the year ended August 31, 1996 were as follows:

                            FEBRUARY 28, 1997               AUGUST 31, 1996
                        ---------------------------  --------------------------------
                           SHARES        AMOUNT          SHARES          AMOUNT
                        ------------  -------------  --------------  ----------------
Sold:
  Institutional Class    756,166,788  $ 756,166,788   1,931,081,349  $ 1,931,081,349
-------------------------------------------------------------------------------------
  Private Investment
   Class                 121,491,972    121,491,972     173,175,235      173,175,235
-------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        277,688        277,688         279,901          279,901
-------------------------------------------------------------------------------------
  Private Investment
   Class                     178,919        178,919         215,983          215,983
-------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (822,953,361)  (822,953,361) (1,918,562,346)  (1,918,562,346)
-------------------------------------------------------------------------------------
  Private Investment
   Class                (120,145,832)  (120,145,832)   (128,848,972)    (128,848,972)
-------------------------------------------------------------------------------------
Net increase
 (decrease)              (64,983,826) $ (64,983,826)     57,341,150  $    57,341,150
=====================================================================================

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Institutional Class for the six months ended February 28, 1997, the six-year period ended August 31, 1996 and the period August 17, 1990 (date operations commenced) through August 31, 1990.

                                                                                 AUGUST 31,
                             FEBRUARY 28,     -----------------------------------------------------------------------------
                                1997           1996         1995         1994        1993      1992        1991       1990
                             ------------     ------       ------       ------      ------    ------      ------     ------
Net asset value,
 beginning of period         $   1.00        $   1.00     $   1.00     $   1.00    $   1.00  $   1.00    $   1.00    $  1.00
------------------------     --------        --------     --------     --------    --------  --------    --------    -------
Income from investment
 operations:
  Net investment income          0.02            0.05         0.05         0.03        0.03      0.04        0.07      0.003
------------------------     --------        --------     --------     --------    --------  --------    --------    -------
Less distributions:
  Dividends from net
   investment income            (0.02)          (0.05)       (0.05)       (0.03)      (0.03)    (0.04)      (0.07)    (0.003)
------------------------     --------        --------     --------     --------    --------  --------    --------    -------
Net asset value, end of
 period                      $   1.00        $   1.00     $   1.00     $   1.00    $   1.00  $   1.00    $   1.00    $  1.00
========================     ========        ========     ========     ========    ========  ========    ========    =======
Total return                     5.03%(a)        5.19%        5.35%        3.29%       2.96%     4.32%       6.70%      7.79%(a)
========================     ========        ========     ========     ========    ========  ========    ========    =======
Ratios/supplemental
 data:
Net assets, end of
 period (000s omitted)       $340,737        $407,218     $394,376     $403,882    $434,693  $573,283    $403,846    $16,201
========================     ========        ========     ========     ========    ========  ========    ========    =======
Ratio of expenses to
 average net assets              0.20%(b)(c)     0.20%(c)     0.20%(c)     0.20%(c)    0.20%     0.17%(e)    0.14%(e)   0.10%(a)(e)
========================     ========        ========     ========     ========    ========  ========    ========    =======
Ratio of net investment
 income to average net
 assets                          4.98%(b)(d)     5.06%(d)     5.21%(d)     3.23%(d)    2.93%     4.16%(f)    6.16%(f)   7.74%(a)(f)
========================     ========         =======      =======      =======     =======   =======     =======     =======

(a) Annualized.
(b) Ratios are annualized and based on average net assets of $371,150,424.
(c) After waiver of advisory fees. Ratios of expenses to average net assets prior to waiver of advisory fees were 0.23% for the periods 1997-1994, respectively. Ratios are annualized for periods less than one year.
(d) After waiver of advisory fees. Ratios of net investment income to average net assets prior to waiver of advisory fees were 4.95% (annualized), 5.04%, 5.18% and 3.20% for the periods 1997-1994, respectively.
(e) After waiver of fees and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of fees and/or expense reimbursements were 0.21%, 0.25% and 1.24% (annualized) for the periods 1992-1990, respectively.
(f) After waiver of fees and/or expense reimbursements. Ratios of net investment income to average net assets prior to waiver of fees and/or expense reimbursements were 4.13%, 6.04% and 6.60% (annualized) for the periods 1992-1990, respectively.

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                        TRUSTEES
Charles T. Bauer                        John F. Kroeger            Short-Term
Bruce L. Crockett                      Lewis F. Pennock            Investments Trust
Owen Daly II                            Ian W. Robinson            (STIT)
Carl Frischling                          Louis S. Sklar
Robert H. Graham

                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President            Treasury
John J. Arthur           Sr. Vice President & Treasurer            TaxAdvantage
Gary T. Crum                         Sr. Vice President            Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Institutional               SEMI-
Melville B. Cox                          Vice President            Class                       ANNUAL
Karen Dunn Kelley                        Vice President                                        REPORT
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
David L. Kite                       Assistant Secretary                                   FEBRUARY 28, 1997
Nancy L. Martin                     Assistant Secretary
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                       LEGAL COUNSEL TO FUND
                Ballard Spahr Andrews & Ingersoll
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO TRUSTEES
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
             A I M Institutional Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY
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